Prepayments, Deposits and Other Current Assets (Details) $ in Thousands, ¥ in Millions	Jun. 27, 2024 USD ($)	Jun. 27, 2024 CNY (¥)	Apr. 22, 2024 USD ($)	Apr. 22, 2024 CNY (¥)	Dec. 15, 2023 USD ($)	Dec. 15, 2023 CNY (¥)	May 05, 2023 USD ($)	May 05, 2023 CNY (¥)	Mar. 09, 2023 USD ($)	Feb. 10, 2023 USD ($)
Prepayments, Deposits and Other Current Assets (Details) [Line Items]
Payments for deposits									$ 3,000
Jinhe Capital Limited [Member]
Prepayments, Deposits and Other Current Assets (Details) [Line Items]
Prepaid service fee										$ 1,000
Target [Member]
Prepayments, Deposits and Other Current Assets (Details) [Line Items]
Equity interest percentage									100.00%
First Deposit [Member] | ZhongYi Digital Intelligence Technology Co., Ltd [Member]
Prepayments, Deposits and Other Current Assets (Details) [Line Items]
Payments for deposits							$ 3,530	¥ 25
First Deposit [Member] | Xiamen Zhuoyuan Educational Technology Co Ltd [Member]
Prepayments, Deposits and Other Current Assets (Details) [Line Items]
Payments for deposits			$ 1,120	¥ 8
Second Deposit [Member] | ZhongYi Digital Intelligence Technology Co., Ltd [Member]
Prepayments, Deposits and Other Current Assets (Details) [Line Items]
Payments for deposits					$ 2,120	¥ 15
Second Deposit [Member] | Xiamen Zhuoyuan Educational Technology Co Ltd [Member]
Prepayments, Deposits and Other Current Assets (Details) [Line Items]
Payments for deposits	$ 1,120	¥ 8